ORGANIZATION AND BUSINESS (Details Textual) - Business Acquisition, Acquiree [Domain] - USD ($)	1 Months Ended			6 Months Ended	12 Months Ended
	Jul. 28, 2014	Jul. 23, 2014	Apr. 04, 2014	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Description of Business [Line Items]
Payments to Acquire Businesses, Gross				$ 11,388,000	$ 11,388,000	$ 275,000
Equity Method Investment, Ownership Percentage				99.99%	99.99%
Stockholders' Equity, Reverse Stock Split			8.65 shares for one
Chief Executive Officer [Member]
Description of Business [Line Items]
Equity Method Investment, Ownership Percentage				0.01%	0.01%
IPO [Member]
Description of Business [Line Items]
Stock Issued During Period, Shares, New Issues		4,080,000
Net Proceeds from Issuance Initial Public Offering		$ 16,300,000
Payments to Acquire Businesses, Gross	$ 11,400,000
Share Price		$ 5.00
Brokerage Fee	$ 600,000